Janus Investment Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Select Value Fund

Janus Henderson Small Cap Value Fund

Supplement dated March 7, 2018

to Currently Effective Prospectuses

Effective March 27, 2018, the following replaces the corresponding information for Janus Henderson Select Value Fund and Janus Henderson Small Cap Value Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Henderson Select Value Fund’s Prospectuses:

Portfolio Manager:  Alec Perkins is Portfolio Manager of the Fund, which he has managed or co-managed since April 2013.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Henderson Small Cap Value Fund’s Prospectuses:

Portfolio Managers:  Craig Kempler, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since October 2017. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each Fund:

Janus Henderson Select Value Fund

Alec Perkins is Portfolio Manager of Janus Henderson Select Value Fund, which he has managed or co-managed since April 2013. Mr. Perkins joined Perkins in June 2002 as a research analyst covering real estate investment trusts and homebuilding stocks. He holds a Bachelor of Arts degree in History, with minors in Economics and Chinese, from Middlebury College, a Master’s degree from Stanford University, and a Master of Business Administration from University of California Berkeley’s Haas School of Business.

Janus Henderson Small Cap Value Fund

Co-Portfolio Managers Craig Kempler and Justin Tugman are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Craig Kempler, CFA, is Co-Portfolio Manager of Janus Henderson Small Cap Value Fund, which he has co-managed since October 2017. Mr. Kempler joined Perkins in May 2005 as a research analyst. Mr. Kempler holds a Bachelor of Arts degree in Economics and Political Science from Denison University and a Master of Business Administration in Finance and Accounting from Ohio University. Mr. Kempler holds the Chartered Financial Analyst designation.

Justin Tugman, CFA, is Co-Portfolio Manager of Janus Henderson Small Cap Value Fund, which he has co-managed since March 2009. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Tugman joined Perkins in June 2004 as a research analyst. Mr. Tugman holds a Bachelor of Science degree in Finance from the University of Wyoming and a Master’s degree in Finance from Tulane University. Mr. Tugman holds the Chartered Financial Analyst designation.

Effective March 27, 2018, references to Robert H. Perkins are deleted.

The following supplements the prospectuses for Janus Henderson Large Cap Value Fund and Janus Henderson Mid Cap Value Fund, as noted below.

1.	Thomas M. Perkins intends to retire from Perkins Investment Management LLC prior to the end of 2018. He intends to remain Co-Portfolio Manager to Janus Henderson Large Cap Value Fund and Janus Henderson Mid Cap Value Fund through June 30, 2018.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Select Value Fund

Janus Henderson Small Cap Value Fund

Supplement dated March 7, 2018

to Currently Effective Statements of Additional Information

The following supplements the statements of additional information with respect to Janus Henderson Select Value Fund and Janus Henderson Small Cap Value Fund.

1.	Effective March 27, 2018, references to Robert H. Perkins are removed from the statements of additional information for Janus Henderson Select Value Fund and Janus Henderson Small Cap Value Fund.

The following supplements the statements of additional information with respect to Janus Henderson Large Cap Value Fund and Janus Henderson Mid Cap Value Fund.

1.	Thomas M. Perkins intends to retire from Perkins Investment Management LLC prior to the end of 2018. He intends to remain Co-Portfolio Manager to Janus Henderson Large Cap Value Fund and Janus Henderson Mid Cap Value Fund through June 30, 2018.

Please retain this Supplement with your records.